Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                July 7, 2004

VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      BACAP Alternative Multi-Strategy Fund, LLC
                  (File Nos. 333-101056 and 811-21252)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information with respect to the above-referenced fund do not differ from those filed in the most recent post-effective amendment, the text of which were filed electronically.


                                                Sincerely,


                                                /s/ Kevin M. Broadwater
                                                -----------------------
                                                    Kevin M. Broadwater





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